Note 7 - Net Foreign Exchange Loss (Details Textual)	9 Months Ended
	Sep. 30, 2024	Sep. 27, 2024	Sep. 26, 2024	Apr. 05, 2024
Statement Line Items [Line Items]
Foreign currency allocation, percentage	75.00%
Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Closing foreign exchange rate	24.88	24.39	13.99	13.56
Currency, Zimbabwe RTGS translated to Gold (ZiG) [member]
Statement Line Items [Line Items]
Closing foreign exchange rate				2,499